Segment Reporting	12 Months Ended
Jun. 30, 2020
Disclosure of operating segments [abstract]
Segment reporting
6.	Segment reporting

IFRS 8 requires an entity to report financial and descriptive information about its reportable segments, which are operating segments or aggregations of operating segments that meet specified criteria. Operating segments are components of an entity about which separate financial information is available that is evaluated regularly by the Chief Operating Decision Maker ("CODM") in deciding how to allocate resources and in assessing performance, without prejudice of the powers and responsibilities of the Board of Directors. The CODM evaluates the business based on the differences in the nature of its products, operations and risks. The amount reported for each segment is the measure reported to the CODM for these purposes and later to the Board of Directors. In turn, the Board of Directors' performance is assessed by the Shareholders' Meeting, which is the Company's governance body.

Operating segments identified are disclosed as reportable segments if they meet any of the following quantitative thresholds:

●	The operating segment's reported revenue, including both sales to external customers and inter-segment sales or transfers, is 10% or more of the combined revenue, internal and external, of all operating segments.

●	The absolute amount of its reported profit or loss is 10% or more of the greater, in absolute amount, of:

o	the combined reported profit of all operating segments that do not report a loss; and

o	the combined reported loss of all operating segments that report a loss.

●	Its assets are 10% or more of the combined assets of all operating segments.

In addition, the operating segments that do not meet any of the quantitative thresholds could be considered as reportable segments if management estimates that this information could be useful for the users of the financial statements.

If, after determining reportable segments in accordance with the preceding quantitative thresholds, the total external revenue attributable to those segments is less than 75% of the Group's consolidated external revenue, additional segments are identified as reportable segments, even if they do not meet the thresholds described above, until at least 75% of the Group's consolidated external revenue is included in reportable segments. Once 75% of the Group's consolidated external revenue is included in reportable segments, the remaining operating segments are aggregated in "Other segments".

Segment information has been prepared and classified according to different types of businesses in which the Group conducts its activities. The Group's Investment and Development Properties business is comprised of the following segments:

●	"Shopping Malls" includes the operation and development of shopping malls, through which we generate rental income and fees charged for services related to the lease of retail stores and other spaces. Our Shopping Malls segment includes highly diversified, multi-format assets with a particular focus on retailers that cater to middle- to high-income consumers.

●	"Offices" includes the lease of offices and other rental properties and services related to these properties.

●	"Sales and Developments" includes the sales of undeveloped parcels of land and properties, and activities related to the development and maintenance of such properties.

●	"Others" includes the entretainment activity trought ALG Golf Center, TGLT SA, La Rural SA and others.

Group's shopping malls, offices and other rental properties, and trading properties, are located in Argentina.

The CODM evaluates performance of business segments based on segment profit, defined as profit or loss from operations before financing and taxation. The measurement principles for the segment reporting structure are based on the IFRS principles adopted in the consolidated Financial Statements, except for:

●	The operating income from the joint ventures Nuevo Puerto Santa Fe S.A. and Quality Invest S.A. are reported under the proportional consolidation method. Under this method, the income/loss generated by joint ventures is reported in the statements of comprehensive income line-by-line, rather than in a single item as required by IFRS. Management believes that the proportional consolidation method provides more useful information to understand the business return, because the assets and income/loss generated by consolidated operations are similar to the assets and income/loss booked under the equity method. This is due to the fact that under the proportional consolidation method, revenues and expenses are reported separately, instead of offsetting and reporting them as a single item in the statements of comprehensive income. Therefore, the proportional consolidation method is used by the CODM to assess and understand the return and the results of operations of these businesses as a whole. Operating results of La Rural S.A. joint venture is accounted for under the equity method. Management believes that, in this case, this method provides more adequate information for this type of investment.

●	Operating results does not include the amounts pertaining to expenses and collective promotion funds and excludes total recovered costs. The CODM examines the net amount from both concepts (total surplus or deficit between expenses and collective promotion funds and recoverable expenses).

Revenues generated and goods and services exchanged among segments are calculated on the basis of market prices. Intercompany transactions among segments, if any, are eliminated.

These costs and income are presented now for reconciliation of all segments and their respective consolidating operating income.

The following is a summary analysis of the Group's business segments, corresponding to the fiscal years ended June 30, 2020, 2019 and 2018. Additionally, a reconciliation between results of operations corresponding to segment information and the results of operations as per the statements of comprehensive income; and total assets by segment and total assets according to the statement of financial position. The information by segments has been prepared and classified according to the businesses in which the Group carries out its activities:

	06.30.20
	Shopping Malls	Offices	Sales and developments	Others	Total segment reporting	Adjustment for expenses and collective promotion funds	Adjustment for share in (profit) / loss of joint ventures	Total as per statement of comprehensive income
Revenues	5,935,263	2,315,157	310,399	62,934	8,623,753	3,109,382	(60,798)	11,672,337
Operating costs	(566,673)	(139,280)	(123,290)	(87,899)	(917,142)	(3,229,797)	46,417	(4,100,522)
Gross profit / (loss)	5,368,590	2,175,877	187,109	(24,965)	7,706,611	(120,415)	(14,381)	7,571,815
Net (loss) / gain from fair value adjustments in investment properties	(2,105,233)	22,871,661	4,759,012	(136,690)	25,388,750	-	(262,426)	25,126,324
General and administrative expenses	(829,599)	(209,793)	(83,272)	(108,372)	(1,231,036)	-	10,101	(1,220,935)
Selling expenses	(708,768)	(74,544)	(51,897)	(9,324)	(844,533)	-	17,777	(826,756)
Other operating results, net	(38,247)	(26,179)	(5,997)	64,480	(5,943)	17,363	16,086	27,506
Profit / (Loss) from operations	1,686,743	24,737,022	4,804,955	(214,871)	31,013,849	(103,052)	(232,843)	30,677,954
Share of profit of associates and joint ventures	-	-	-	2,727	2,727	-	175,183	177,910
Profit / (Loss) before financing and taxation	1,686,743	24,737,022	4,804,955	(212,144)	31,016,576	(103,052)	(57,660)	30,855,864
Investment properties	49,108,814	61,080,809	10,268,978	75,495	120,534,096	-	(3,042,131)	117,491,965
Property, plant and equipment	225,433	129,224	-	-	354,657	-	(2,047)	352,610
Trading properties	-	-	188,634	-	188,634	-	-	188,634
Goodwill	10,512	31,074	-	90,151	131,737	-	(41,586)	90,151
Right to receive units (barters)	-	-	696,799	-	696,799	-	-	696,799
Inventories	39,606	-	-	-	39,606	-	(752)	38,854
Investments in associates and joint ventures	-	-	-	2,272,396	2,272,396	-	2,363,863	4,636,259
Operating assets	49,384,365	61,241,107	11,154,411	2,438,042	124,217,925	-	(722,653)	123,495,272

	06.30.19
	Shopping Malls	Offices	Sales and developments	Others	Total segment reporting	Adjustment for expenses and collective promotion funds	Adjustment for share in (profit) / loss of joint ventures	Total as per statement of comprehensive income
Revenues	8,540,619	2,157,692	57,674	167,893	10,923,878	3,709,732	(97,472)	14,536,138
Operating costs	(776,418)	(117,581)	(51,285)	(142,488)	(1,087,772)	(3,854,403)	57,233	(4,884,942)
Gross profit / (loss)	7,764,201	2,040,111	6,389	25,405	9,836,106	(144,671)	(40,239)	9,651,196
Net (loss) / gain from fair value adjustments in investment properties	(40,580,851)	699,473	2,341,558	(262,002)	(37,801,822)	-	837,570	(36,964,252)
General and administrative expenses	(945,240)	(192,371)	(87,586)	(106,902)	(1,332,099)	-	3,040	(1,329,059)
Selling expenses	(530,078)	(87,606)	(14,092)	(20,447)	(652,223)	-	5,724	(646,499)
Other operating results, net	(109,534)	(24,428)	(61,002)	(330,839)	(525,803)	16,838	7,374	(501,591)
(Loss) / Profit from operations	(34,401,502)	2,435,179	2,185,267	(694,785)	(30,475,841)	(127,833)	813,469	(29,790,205)
Share of profit / (loss) of associates and joint ventures	-	-	-	153,797	153,797	-	(731,750)	(577,953)
(Loss) / Profit before financing and taxation	(34,401,502)	2,435,179	2,185,267	(540,988)	(30,322,044)	(127,833)	81,719	(30,368,158)
Investment properties	50,105,192	30,517,599	8,163,837	211,033	88,997,661	-	(2,777,673)	86,219,988
Property, plant and equipment	257,347	272,343	-	-	529,690	-	(54,758)	474,932
Trading properties	-	-	178,840	-	178,840	-	-	178,840
Goodwill	10,512	31,074	-	90,151	131,737	-	(41,586)	90,151
Right to receive units (barters)	-	-	128,999	-	128,999	-	-	128,999
Inventories	42,248	-	-	-	42,248	-	(909)	41,339
Investments in associates and joint ventures	-	-	-	116,261	116,261	-	2,179,781	2,296,042
Operating assets	50,415,299	30,821,016	8,471,676	417,445	90,125,436	-	(695,145)	89,430,291

	06.30.18
	Shopping Malls	Offices	Sales and developments	Others	Total segment reporting	Adjustment for expenses and collective promotion funds	Adjustment for share in (profit) / loss of joint ventures	Total as per statement of comprehensive income
Revenues	9,749,975	1,236,341	265,125	24,596	11,276,037	4,389,642	(94,724)	15,570,955
Operating costs	(828,924)	(133,509)	(69,362)	(39,914)	(1,071,709)	(4,447,772)	58,451	(5,461,030)
Gross profit / (loss)	8,921,051	1,102,832	195,763	(15,318)	10,204,328	(58,130)	(36,273)	10,109,925
Net gain / (loss) from fair value adjustments in investment properties	6,266,223	6,871,408	1,377,741	109,142	14,624,514	-	(1,056,675)	13,567,839
General and administrative expenses	(853,234)	(103,167)	(100,393)	(50,013)	(1,106,807)	-	10,102	(1,096,705)
Selling expenses	(607,184)	(116,541)	(27,353)	(9,687)	(760,765)	-	8,407	(752,358)
Other operating results, net	(104,556)	(5,574)	184,332	37,216	111,418	(7,593)	3,576	107,401
Profit / (Loss) from operations	13,622,300	7,748,958	1,630,090	71,340	23,072,688	(65,723)	(1,070,863)	21,936,102
Share of profit / (loss) of associates and joint ventures	-	-	-	(83,979)	(83,979)	-	971,359	887,380
Profit / (Loss) before financing and taxation	13,622,300	7,748,958	1,630,090	(12,639)	22,988,709	(65,723)	(99,504)	22,823,482
Investment properties	89,981,014	27,329,801	5,329,346	371,112	123,011,273	-	(2,493,947)	120,517,326
Property, plant and equipment	213,658	237,048	-	-	450,706	-	(983)	449,723
Trading properties	-	-	306,295	-	306,295	-	-	306,295
Goodwill	10,512	31,074	-	274,538	316,124	-	(41,586)	274,538
Right to receive units (barters)	-	-	129,395	-	129,395	-	-	129,395
Inventories	56,683	-	-	-	56,683	-	(1,356)	55,327
Investments in associates and joint ventures	-	-	-	611,523	611,523	-	2,853,547	3,465,070
Operating assets	90,261,867	27,597,923	5,765,036	1,257,173	124,881,999	-	315,675	125,197,674